Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

February 8, 2017

Via EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Financial Investors Trust (the “Registrant”)
Redmont Resolute Fund (the “Fund”)
File Nos.  33-72424, 811-8194

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated January 31, 2017, to the prospectus dated August 31, 2016, with respect to the Fund.  The purpose of this filing is to submit the 497(e) filing dated January 31, 2017 in XBRL for the Fund.

If you have any questions or further comments, please contact the undersigned at (720) 917-0785.

Very truly yours,
/s/ Karen Gilomen
Karen Gilomen
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP